Document and Entity Information	Apr. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001770069
Document Type	8-K
Document Period End Date	Apr. 23, 2026
Entity Registrant Name	MapLight Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42914
Entity Tax Identification Number	83-2163243
Entity Address, Address Line One	800 Chesapeake Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(617)
Local Phone Number	984-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Voting Common Stock, $0.0001 par value per share
Trading Symbol	MPLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false